State Street SPDR MSCI USA Climate Paris Aligned ETF Investment Objectives and Goals - State Street SPDR MSCI USA Climate Paris Aligned ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummariesState Street® SPDR® MSCI USA Climate Paris Aligned ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR MSCI USA Climate Paris Aligned ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to U.S. large- and mid-capitalization companies and is designed to exceed the minimum standards of a “Paris Aligned Benchmark” under the European Union's Low Carbon Benchmark Regulation (the “EU BMR”) by, in the aggregate, seeking to minimize exposure to physical and transition risks of climate change and target exposure to companies more favorably positioned to benefit from opportunities arising from the transition to a lower carbon economy.